UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

May 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Queens Road Value Fund

Queens Road Small Cap Value Fund

Each a series of the

Bragg Capital Trust

May 31, 2008

Managers Commentary May 31, 2008

Dear Fellow Shareholders:

For the fiscal year ending May 31, 2008, the Queens Road Value Fund returned -6.34% and the Queens Road Small Cap Value Fund returned -7.15% (see each fund’s section below for more detailed performance information). We are always disappointed with negative returns, but we know when we invest in equities we must occasionally accept them. We are pleased that both funds outperformed their benchmarks. The risk premium which had been noticeably absent from investors’ decisions over the past several years seems to have found its way back into the market, which we believe has been a significant driver in our relative outperformance over the last twelve months. Although of course past performance does not guarantee future results, we believe our value-oriented investment philosophy should continue to provide attractive risk-adjusted performance over the long term.

Economic news over the last twelve months has been dominated by surging oil prices and an unprecedented decline in the U.S. housing market. The decline in housing prices, brought on by years of lax lending standards and the moral hazards fostered by securitization, has yet to let up. The Federal Reserve’s attempts to intervene through interest rate cuts and innovative moves to provide banks liquidity have proven ineffective, except for promoting inflation as an undesirable side effect. The housing bill currently going through Congress is designed to alleviate some of this pressure. The complexities of the 694-page bill are enormous but the main thrust of it provides $300 billion in FHA mortgage guarantees for many of the most strapped homeowners, a $7500 tax credit to many first-time buyers and an increase in the authority, oversight, access to capital and liquidity for Fannie Mae and Freddie Mac. Our belief is that it is poorly designed and will result in unintended consequences that may ultimately do more harm than good. We hope we are wrong.

Tighter credit and increased fuel costs are taking a toll on consumer spending, which represents about two-thirds of the United States GDP and is a substantial factor in overall corporate profit growth. The recent tax rebates which were designed to spur spending did help, but will probably need to be repeated to produce a significant effect. On a positive note, employment remains relatively low, which will be crucial in keeping economic growth on track.

In spite of the headwinds of a slowing economy, the drop in the stock market has created some very attractive investment opportunities. We are seeing investments available at valuations we have not seen in several years. As we make these investments, overall negative sentiment may push their values down further. If so, we will buy more. Although we are currently paying for some of the poor decisions lenders, home buyers, and policy makers made over the last ten years, the foundation of the economy remains strong and when the market turns it will probably rebound sharply, as it typically does when emerging from bear markets. We look forward to participating in the next bull market.

As always, thank you for your support.

Sincerely,

Steve Scruggs, CFA

Benton Bragg, CFA

President, Portfolio Manager

Chairman

Queens Road Value Fund

Managers Commentary May 31, 2008

The Queens Road Value Fund was down -6.43% for the fiscal year ending 5/31/2008.  We beat both our primary benchmark, the S&P500/Citi Value Index, which was down -12.02% and the S&P 500, which was down -6.70%.

Some of our best performing investments were Apache, Covidien, and McDonalds.  Exceptionally poor performance from AIG, Maxim Integrated Products and Conseco detracted from our overall performance.

The chart below shows the fund’s performance for the fiscal year ended 5/31/2008, along with the returns for the S&P500/Citi Value Index and the Standard and Poor’s 500 Index.  We try to outperform the index through security selection, investing only in those companies we believe are trading at attractive valuations and have the best prospects for long-term performance.

	QRVLX	S&P 500/Citi Value	S&P 500
June 2007	-0.90%	-2.05%	-1.66%
July 2007	-3.76%	-3.93%	-3.10%
August 2007	1.39%	1.35%	1.50%
September 2007	2.36%	3.10%	3.74%
October 2007	2.00%	1.05%	1.59%
November 2007	-3.63%	-4.86%	-4.18%
December 2007	-0.43%	-1.58%	-0.69%
January 2008	-4.92%	-3.49%	-6.00%
February 2008	-2.62%	-5.21%	-3.25%
March 2008	-1.17%	-0.47%	-0.43%
April 2008	4.12%	3.73%	4.87%
May 2008	1.48%	0.12%	1.30%
One Year	-6.34%	-12.02%	-6.70%

Queens Road Value Fund

Performance Illustration May 31, 2008

Cumulative Performance Comparison $10,000 Investment Since Inception*

May 31, 2008

S&P 500/Citi Value Index

    $16,513

Queens Road Value Fund

    $17,619

Average Annual Total Return

For the Periods Ended May 31, 2008

  Queens Road Value Fund                      S&P 500/Citi Value Index

1 Year

 -6.34%                                                 -12.02%

Since Inception

  9.89%                                                  8.71%

Annual Operating Expense    0.96%*

*As disclosed in the Fund's Prospectus.

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

Queens Road Value Fund

Graphical Illustration May 31, 2008

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Queens Road Value Fund
	Schedule of Investments
	May 31, 2008

Shares		Value

COMMON STOCKS - 92.28%

Advertising - 0.21%
500	Omnicom Group, Inc.	$ 24,505

Aerospace & Defense - 1.92%
1,525	Alliant Techsystems, Inc. *	165,554
160	Boeing Company	13,243
600	United Technologies Corp.	42,624
		221,421
Alternative Carriers - 2.13%
15,500	Time Warner, Inc.	246,140

Apparel & Accessories - 1.10%
800	Liz Claiborne, Inc.	13,968
1,500	V.F. Corp.	113,550
		127,518
Beverages - 1.19%
1,830	Brown Forman Corp. Class-B	137,579

Broadcasting & Cable TV - 2.82%
10,490	CBS Corp. Class B	226,374
2,800	Dish Network Corp. Class-A	98,308
		324,682
Computer Storage & Peripherals - 3.45%
10,000	EMC Corporation *	174,400
4,600	Lexmark International Group *	169,556
2,500	Seagate Technology	53,550
		397,506
Data Processing Services - 0.53%
2,495	Electronic Data Systems Corp.	61,103

Electric & Other Services Combined - 0.94%
2,100	Integrys Energy Group, Inc.	107,835

Electric Utilites - 4.98%
10,900	Duke Energy Corp.	201,432
700	Exelon Corp.	61,600
3,000	Northeast Utilities	78,330
1,700	Progress Energy, Inc.	72,692
4,400	Southern Co.	159,280
		573,334
Environmental Services - 0.64%
2,250	Waste Connections, Inc. *	73,868

Fertilizers & Agricultural Chemicals - 0.44%
1,800	The Scotts Miracle-Gro Co. Class-A	50,760

Finance Services - 1.61%
4,000	American Express Co.	185,400

Financials-Asset Management & Custody Banks - 4.23%
2,900	Bank of America Corp.	98,629
4,100	Legg Mason, Inc.	220,621
2,900	T. Rowe Price Associates, Inc.	167,968
		487,218
General Merchandise Stores - 0.62%
1,950	Dollar Tree Stores, Inc. *	71,955

Health Care Distributors & Services - 2.08%
4,300	Wellpoint Health Networks, Inc. *	240,026

Health Care Equipment - 0.66%
1,500	Medtronic, Inc.	76,005

Health Care Facilities - 2.03%
6,500	Community Health Systems *	234,195

Household Products - 1.44%
2,900	Clorox Co.	165,677

Housewares & Specialties - 2.04%
3,380	Fortune Brands, Inc.	234,842

Industrial Conglomerates - 3.33%
1,162	Covidien Ltd.	58,205
1,162	Tyco Electronics Ltd.	46,619
6,162	Tyco International Ltd.	278,461
		383,285
Industrial Instruments For Measurement, Display And Control - 0.78%
1,150	Danaher Corp.	89,907

Industrial Machinery - 1.15%
3,000	Ingersoll-Rand Co. Ltd.	132,120

Insurance Brokers - 2.23%
1,300	Brown & Brown, Inc.	25,311
2,300	Hartford Financial Services Group, Inc.	163,461
2,500	Marsh & Mclennan Companies, Inc.	68,075
		256,847
Integrated Oil & Gas - 1.31%
1,700	Exxon Mobil Corp.	150,892

Integrated Telecommunication Services - 5.76%
5,100	AT&T, Inc.	203,490
4,600	Century Telephone Enterprises, Inc.	162,886
22,333	Windstream Corp.	297,922
		664,298
Internet Software & Services - 3.05%
6,000	Intel Corp.	139,080
7,500	Microsoft Corp.	212,400
		351,480
Investment Banking & Brokerage - 0.38%
1,000	Merrill Lynch & Company, Inc.	43,920

Leisure Products - 0.85%
2,700	Hasbro, Inc.	97,848

Life & Health Insurance - 9.10%
14,710	Aegon NV	224,181
4,000	Aflac, Inc.	268,520
9,500	Conseco, Inc. *	110,865
3,035	Metlife Inc.	182,191
2,000	Prudential Financial, Inc.	149,400
1,800	Torchmark Corp.	114,138
		1,049,295
Movies & Entertainment - 0.85%
4,500	News Corp. Class-A	80,775
490	Viacom, Inc. Class B *	17,552
		98,327
Multi-Sector Holdings - 2.45%
5,200	Leucadia National Corp.	282,360

Multi-Line Insurance - 0.94%
3,000	American International Group, Inc.	108,000

National Commercial Banks - 1.31%
3,500	JP Morgan Chase & Company	150,500

Oil & Gas Exploration & Production - 1.40%
1,200	Apache Corp.	160,872

Oil & Gas Refining & Marketing - 0.28%
1,200	Spectra Energy Corp	32,424

Packaged Foods - 0.47%
1,670	Unilever NV	54,709

Personal Products - 1.46%
6,375	Alberto-Culver Co. Class B	168,491

Pharmaceuticals - 6.72%
6,000	Glaxosmithkline, PLC - ADR	267,180
3,050	Johnson & Johnson	203,557
2,820	Merck & Co., Inc.	109,867
10,000	Pfizer, Inc.	193,600
		774,204
Property & Casualty Insurance - 3.93%
11,900	Progressive Corp.	238,714
4,300	Travelers Companies, Inc.	214,183
		452,897
Publishing & Printing - 1.46%
420	Gannett Co., Inc.	12,100
3,300	John Wiley & Sons, Inc. Class-A	155,925
		168,025
Reginal Banks - 0.86%
1,700	BOK Financial Corp.	98,991

Radio & TV Broadcasting & Communications Equipment - 0.18%
560	Echostar Corp. Class-A *	20,911

Reinsurance - 1.86%
4,100	Renaissance Re Holdings Ltd.	213,856

Restaurants - 1.71%
3,325	McDonalds Corp.	197,239

Semiconductors - 0.77%
4,000	Maxim Integrated Products, Inc.	88,400

Specialty Stores - 0.09%
1,375	Sally Beauty Holdings, Inc. *	10,368

Steel Pipe & Tubes - 0.33%
500	Allegheny Technologies, Inc.	37,500

Systems Software - 0.57%
3,000	Symantec Corp. *	65,190

Trading Companies & Distributors - 0.55%
700	W.W. Grainger, Inc.	63,882

Wireless Telecommunication Services - 0.82%
1,586	America Movil S.A.B. de C.V. Series-L ADR	94,795

State Commercial Banks - 0.27%
1,650	Fifth Third Bancorp	30,855

TOTAL FOR COMMON STOCKS (Cost $9,960,708) - 92.28%		$ 10,634,257

SHORT TERM INVESTMENTS - 7.55%
870,122	AIM Short Term Investment Company Prime Portfolio 2.62% ** (Cost $870,122)	870,122

TOTAL INVESTMENTS (Cost $10,830,830) - 99.83%		11,504,379

OTHER ASSETS LESS LIABILITIES - 0.17%		19,502

NET ASSETS - 100.00%		$ 11,523,881

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at May 31, 2008.
The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Assets and Liabilities
May 31, 2008

Assets:
Investments, at Value (Cost $10,830,830)	$ 11,504,379
Receivables:
Dividends and Interest	28,494
Total Assets	11,532,873
Liabilities:
Accrued Management Fees	8,992
Total Liabilities	8,992
Net Assets	$ 11,523,881

Net Assets Consist of:
Paid In Capital	10,932,677
Accumulated Undistributed Net Investment Income	74,849
Accumulated Undistributed Realized (Loss) on Investments	(157,194)
Unrealized Appreciation in Value of Investments	673,549
Net Assets, for 761,713 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 11,523,881

Net Asset Value Per Share ($11,523,881/761,713)	$ 15.13

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Operations
For the year ended May 31, 2008

Investment Income:
Dividends (net of foreign witholding taxes of $536)	$ 200,920
Interest	78,608
Total Investment Income	279,528

Expenses:
Advisory Fees (Note 3)	98,259
Total Expenses	98,259

Net Investment Income	181,269

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(7,521)
Net Change in Unrealized Depreciation on Investments	(782,193)
Net Realized and Unrealized Loss on Investments	(789,714)

Net Decrease in Net Assets Resulting from Operations	$ (608,445)

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statements of Changes in Net Assets

	Years Ended
	5/31/2008	5/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 181,269	$ 153,843
Net Realized Gain (Loss) on Investments	(7,521)	32,220
Unrealized Appreciation (Depreciation) on Investments	(782,193)	1,161,293
Net Increase (Decrease) in Net Assets Resulting from Operations	(608,445)	1,347,356

Distributions to Shareholders From:
Net Investment Income	(174,900)	(103,682)
Realized Gains	(141,843)	(47,519)
Net Change in Net Assets from Distributions	(316,743)	(151,201)

Capital Share Transactions:
Proceeds from Sale of Shares	3,025,830	3,854,300
Shares Issued on Reinvestment of Dividends	137,805	60,840
Cost of Shares Redeemed	(444,730)	(326,882)
Net Increase in Net Assets from Shareholder Activity	2,718,905	3,588,258

Net Assets:
Net Increase in Net Assets	1,793,717	4,784,413
Beginning of Period	9,730,164	4,945,751
End of Period (Including Accumulated Undistributed Net Investment
Income of $74,849 and $68,480, Respectively)	$ 11,523,881	$ 9,730,164

Share Transactions:
Shares Sold	196,504	252,457
Shares Issued on Reinvestment of Dividends	8,783	3,893
Shares Redeemed	(28,057)	(21,007)
Net Increase in Shares	177,230	235,343
Outstanding at Beginning of Period	584,483	349,140
Outstanding at End of Period	761,713	584,483

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	5/31/2008	5/31/2007	5/31/2006	5/31/2005		5/31/2004

Net Asset Value, at Beginning of Period	$ 16.65	$ 14.17	$ 13.00	$ 12.54		$ 10.74

Income From Investment Operations:
Net Investment Income *	0.27	0.33	0.15	0.16		0.26
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.30)	2.46	1.15	1.20		1.76
Total from Investment Operations	(1.03)	2.79	1.30	1.36		2.02

Distributions from:
Net Investment Income	(0.27)	(0.21)	(0.05)	(0.26)		(0.22)
Capital Gains	(0.22)	(0.10)	(0.08)	(0.64)		0.00
	(0.49)	(0.31)	(0.13)	(0.90)		(0.22)

Net Asset Value, at End of Period	$ 15.13	$ 16.65	$ 14.17	$ 13.00		$ 12.54

Total Return **	(6.34)%	19.83%	10.03%	10.79%	(a)	18.77%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,524	$ 9,730	$ 4,946	$ 1,388		$ 534
Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of Net Investment Income to Average Net Assets	1.75%	2.12%	1.05%	0.89%		1.22%
After Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.57%		0.00%
Ratio of Net Investment Income to Average Net Assets	1.75%	2.12%	1.05%	1.27%		2.17%
Portfolio Turnover	14.05%	8.66%	6.54%	54.53%		36.79%

* Net Investment Income/Loss per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

(a) Total return before the waiver of related party broker commissions of $332 is 10.79% (see note 3).

The accompanying notes are an integral part of these financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.

Effective October 31, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No.48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No.109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended May 31, 2008 the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2004.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008

accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.  There were no reclassifications for the year ended May 31, 2008.

Fair Value Measurements: In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of May 31, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.95% of the Fund’s average daily net asset value. For the year ended May 31, 2008, the Advisor earned $98,259.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount due to the Advisor at May 31, 2008 is $8,992.

Certain Trustees and officers of the Advisor are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the year ended May 31, 2008.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008

Note 4. Capital Stock

At May 31, 2008, there were an unlimited number of shares authorized and 761,713 shares outstanding, each with no par value, and paid-in capital amounted to $10,932,677 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2008, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $3,953,504 and $1,212,565 respectively.  The aggregate cost of securities for federal income tax purposes at May 31, 2008 was $10,984,961.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended May 31, 2008 and fiscal year ended May 31, 2007 were as follows:

Distributions paid from:	May 31, 2008	May 31, 2007
Ordinary Income	$174,900	$103,682
Short-Term Capital Gain	9,614	6,105
Long-Term Capital Gain	132,229	41,414
	$316,743	$151,201

As of May 31, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary income	$71,584
Undistributed long-term capital gain	202
Unrealized appreciation	519,418
Net Total	$591,204

At May 31, 2008, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
1,352,869	(833,451)	519,418

The difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of Post-October losses, of $154,131.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2008, Pershing, LLC., for the benefit of its customers, owned 99.03% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Queens Road Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Queens Road Value Fund (the “Fund”), a series of the Bragg Capital Trust as of May 31, 2008, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Queens Road Value Fund, as of May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

July 25, 2008

Queens Road Value Fund
Expense Illustration
May 31, 2008

Expense Example

As a shareholder of the Queens Road Value Fund, you incur ongoing costs which typically consist of  management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2007 through May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2007	May 31, 2008	December 1,2007 to May 31,2008

Actual	$1,000.00	$962.58	$4.66
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.25	$4.80

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

ADDITIONAL INFORMATION

MAY 31, 2008

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 39	Trustee, President Secretary	Unlimited; 5 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 40	Trustee, Chairman Treasurer	Unlimited; 5 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 53 [2]	Trustee	Unlimited; 5 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 37[1,2]	Trustee	Unlimited; 5 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 42[2]	Trustee	Unlimited; 5 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 46[1]	Trustee	Unlimited; 5 years	Colony Signature Bank, Exec.Vice President & COO (2007 – present) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1) Member of the Audit Committee of the Board of Trustees, which makes  recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Queens Road Small Cap Value Fund

Managers Commentary May 31, 2008

For the twelve month period ending 5/31/2008 the total return for the Queens Road Small Cap Value Fund was -7.15%.  This compares with returns of -15.33% for the Russell 2000 Value Index and -10.53% for the Russell 2000 Index.

Performance was hurt by the poor performance of Oshkosh Corp, Delta Apparel, USEC and Anchor Bancorp.  The fund’s best performers for the year were energy companies Encore Acquisition, St. Mary Land and Exploration, and Vaalco Energy, and food processor Sadia, S.A.  Over the course of the year we held more cash than we would normally, this also helped our relative performance.

Below is our month-by-month performance comparison with both the Russell 2000 Value Index and the Russell 2000 Index.

	QRSVX	Russell 2000 Value	Russell 2000
June 2007	-1.23%	-2.33	-1.46%
July 2007	-5.10%	-8.51%	-6.84%
August 2007	1.26%	2.00%	2.27%
September 2007	2.00%	0.45%	1.72%
October 2007	0.64%	1.09%	2.87%
November 2007	-6.06%	-7.49%	-7.18%
December 2007	-0.38%	-0.85%	-0.06%
January 2008	-2.67%	-4.10%	-6.82%
February 2008	-2.07%	-3.97%	-3.71%
March 2008	-0.56%	1.51%	0.42%
April 2008	3.51%	3.16%	4.19%
May 2008	3.81%	3.42%	4.59%
One Year	-7.15%	-15.33%	-10.53%

Queens Road Small Cap Value Fund

Performance Illustration May 31, 2008

Cumulative Performance Comparison $10,000 Investment Since Inception*

May 31, 2008

Russell 2000 Value Index

     $17,218

Queens Road Small Cap Value

     $20,336

Average Annual Total Return

For the Periods Ended May 31, 2008

	Queens Road Small Cap Value	Russell 2000 Value Index
1 Year	-7.15%	-15.33%
Since Inception	12.55%	9.53%

Annual Operating Expenses    1.37%*

*As disclosed in the Fund's Prospectus.

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

Queens Road Small Cap Value Fund

Graphical Illustration May 31, 2007

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	May 31, 2008

Shares		Value

COMMON STOCKS - 95.43%

Aerospace & Defense - 0.85%
15,600	Allied Defense Group, Inc. *	$ 110,760

Agricultural Products-Livestock & Animal Specialties - 2.16%
11,000	Sadia S.A. (Brazil) ADR	280,390

Aircraft Parts & Auxiliary Equiptment - 2.29%
9,400	Ducommun, Inc. *	297,698

Auto Parts & Equipment - 1.50%
8,700	Aftermarket Technology Corp. *	194,793

Close End Mutual Fund - 1.11%
1,200	Capital Southwest Corp.	144,588

Computer Storage & Peripherals - 2.40%
15,800	Avocent Corp. *	311,734

Construction & Farm Machinery - 1.07%
3,426	Oshkosh Truck Corp.	138,445

Crude Petroleum & Natural Gas - 2.16%
38,000	Vaalco Energy, Inc. *	279,680

Diversified Chemicals - 0.35%
1,400	Cabot Corp.	44,856

Electric & Other Services Combined - 0.34%
3,700	Florida Public Utilities Co.	44,400

Electric Utilites - 1.50%
5,650	MGE Energy, Inc.	194,078

Electrical Components & Equiptment - 0.03%
500	Deswell Industries, Inc.	3,745

Electronic Equipment & Instruments - 1.32%
18,200	PAR Technology Corp. *	171,080

Fire, Marine & Casulty Insurance - 1.80%
16,066	United America Indemnity Ltd. Class-A *	234,082

Food Retail - 2.47%
861	Arden Group, Inc. Class-A	100,995
4,674	Village Super Market, Inc. Class-A	218,977
		319,972
Footwear - 2.21%
17,900	K-Swiss Inc. Class A	286,758

Gas Utilities - 3.87%
7,300	Piedmont Natural Gas Co., Inc.	197,319
11,300	UGI Corp.	304,874
		502,193
Health Care Distributors & Services - 2.57%
7,020	Owens & Minor, Inc.	333,310

Health Care Supplies - 2.01%
2,402	Atrion Corp.	260,617

Industrial Inorganic Chemicals - 1.41%
10,000	LSB Industries, Inc. *	182,400

Industrial Machinery - 2.62%
9,400	Hurco Companies, Inc. *	340,562

Information Technology, Electronic Manufacturing Services - 4.09%
9,100	Park Electrochemical Corp.	268,905
17,891	TTM Technologies, Inc. *	260,493
		529,398
Insurance Brokers - 0.63%
5,000	American Safety Insurance Holdings Ltd. *	81,500

Life & Health Insurance - 1.41%
18,000	Phoenix Companies, Inc.	182,340

Mining & Quarrying of Nonmetallic Minerals - 2.01%
37,500	Usec, Inc. *	261,375

Multi-Line Insurance - 1.85%
14,700	Horace Mann Educators Corp.	239,463

Natural Gas Distribution - 1.73%
6,720	New Jersey Resources Corp.	223,843

Networking Equipment - 2.10%
3,899	Bel Fuse, Inc. Class B	102,115
23,907	Packeteer, Inc. *	169,740
		271,855
Office Services & Supplies - 1.10%
3,371	United Stationers, Inc. *	142,728

Oil & Gas Exploration & Production - 5.05%
6,000	Encore Acquisition Co. *	400,740
5,000	Saint Mary Land & Exploration Co.	254,800
		655,540
Packaged Foods - 4.48%
6,874	Sanderson Farms, Inc.	343,219
7,626	Smithfield Foods, Inc. *	238,618
		581,837
Patent Owners & Lessors - 1.66%
8,600	Interdigital, Inc. *	214,914

Personal Products - 0.65%
1,875	CCA Industries, Inc.	16,462
2,700	Inter Parfums, Inc.	67,959
		84,421
Property & Casualty Insurance - 3.00%
7,350	CNA Surety Corp. *	107,530
5,500	Proassurance Corp. *	281,765
		389,295
Regional Banks - 1.05%
5,241	First Midwest Bancorp, Inc.	136,790

Reinsurance - 3.06%
6,000	Endurance Specialty Holdings, Ltd.	201,960
5,500	Platinum Underwriters Holdings, Ltd.	195,085
		397,045
Retail - Radio, TV & Consumer Electronics Stores - 2.26%
20,000	Radioshack Corp.	293,000

Semi-Conductors & Related Devices - 2.06%
27,900	Micrel, Inc.	267,840

Services - Business Services - 0.64%
60,500	Safeguard Scientifics, Inc. *	83,490

Services-Advertising - 3.06%
25,000	Valassis Communications, Inc. *	397,250

Services-Computer Processing & Data Preparation - 2.83%
25,000	Acxiom Corp.	366,750

Specialty Chemicals - 2.48%
19,000	American Pacific Corp. *	322,050

Steel - 2.21%
11,500	Cleco Corp.	287,270

Sugar & Confectionery Products - 1.72%
15,400	Imperial Sugar Co.	223,300

Surgical & Medical Instruments & Apparatus - 1.73%
14,494	Angiodynamics, Inc. *	224,512

Thrifts And Mortgage Finance - 0.98%
7,801	Anchor Bancorp Wisconsin, Inc.	109,448
2,012	Sterling Financial Corp.	17,866
		127,314
Telephone & Telegraph Apparatus - 3.20%
5,100	Adtran, Inc.	126,939
53,000	Tellabs, Inc. *	288,320
		415,259
Wholesale-Apparel, Piece Goods & Notions - 1.70%
37,535	Delta Apparel, Inc.	111,479
3,795	Weyco Group, Inc.	109,182
		220,661
State Commercial Banks - 0.65%
2,776	Penns Wood Bancorp, Inc.	84,668

TOTAL FOR COMMON STOCKS (Cost $11,382,991) - 95.43%		$ 12,381,849

SHORT TERM INVESTMENTS - 4.43%
574,950	AIM Short Term Investments Company Prime Portfolio 2.62% ** (Cost $574,950)	574,950

TOTAL INVESTMENTS (Cost $11,957,941) - 99.86%		$ 12,956,799

OTHER ASSETS LESS LIABILITIES - 0.14%		17,731

NET ASSETS - 100.00%		$ 12,974,530

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2008.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Assets and Liabilities
May 31, 2008

Assets:
Investments, at Value (Cost $11,957,941)	$ 12,956,799
Receivables:
Dividends and Interest	8,740
Shareholder Subscription	23,500
Total Assets	12,989,039
Liabilities:
Accrued Management Fees	14,509
Total Liabilities	14,509
Net Assets	$ 12,974,530

Net Assets Consist of:
Paid In Capital	$ 12,322,520
Accumulated Undistributed Net Investment Income	20,400
Accumulated Undistributed Realized (Loss) on Investments	(367,248)
Unrealized Appreciation in Value of Investments	998,858
Net Assets, for 755,921 Shares Outstanding	$ 12,974,530
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($12,974,530/755,921 shares)	$ 17.16

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Operations
For the year ended May 31, 2008

Investment Income:
Dividends (net of foreign witholding taxes of $773)	$ 140,749
Interest	76,103
Total Investment Income	216,852

Expenses:
Advisory Fees (Note 3)	143,261
Total Expenses	143,261

Net Investment Income	73,591

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(24,199)
Net Change in Unrealized Depreciation on Investments	(631,526)
Net Realized and Unrealized Loss on Investments	(655,725)

Net Decrease in Net Assets Resulting from Operations	$ (582,134)

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statements of Changes in Net Assets

	For the Years
	Ended
	5/31/2008	5/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 73,591	$ 48,858
Net Realized Gain (Loss) on Investments	(24,199)	153,421
Unrealized Appreciation (Depreciation) on Investments	(631,526)	1,300,972
Net Increase (Decrease) in Net Assets Resulting from Operations	(582,134)	1,503,251

Distributions to Shareholders From:
Net Investment Income	(60,174)	(56,414)
Realized Gains	(478,602)	(331,235)
Net Change in Net Assets from Distributions	(538,776)	(387,649)

Capital Share Transactions:
Proceeds from Sale of Shares	5,276,194	1,946,869
Shares Issued on Reinvestment of Dividends	248,143	169,042
Cost of Shares Redeemed	(1,263,759)	(1,435,045)
Net Increase in Net Assets from Shareholder Activity	4,260,578	680,866

Net Assets:
Net Increase in Net Assets	3,139,668	1,796,468
Beginning of Period	9,834,862	8,038,394
End of Period (Including Accumulated Undistributed Net Investment
Income of $20,400 and 6,983, Respectively)	$12,974,530	$ 9,834,862

Share Transactions:
Shares Sold	308,822	111,052
Shares Issued on Reinvestment of Dividends	14,674	9,660
Shares Redeemed	(72,595)	(81,087)
Net Increase in Shares	250,901	39,625
Outstanding at Beginning of Period	505,020	465,395
Outstanding at End of Period	755,921	505,020

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	5/31/2008	5/31/2007	5/31/2006	5/31/2005		5/31/2004

Net Asset Value, at Beginning of Period	$ 19.47	$ 17.27	$ 15.98	$ 14.67		$ 10.80

Income From Investment Operations:
Net Investment Income *	0.12	0.10	0.07	0.10		0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.53)	2.90	1.26	2.04		3.85
Total from Investment Operations	(1.41)	3.00	1.33	2.14		4.04

Distributions from:
Net Investment Income	(0.10)	(0.11)	(0.03)	(0.09)		(0.17)
Capital Gains	(0.80)	(0.69)	(0.01)	(0.68)		0.00
Return of Capital	0.00	0.00	0.00	(0.05)		0.00
Total from Distributions	(0.90)	(0.80)	(0.04)	(0.82)		(0.17)

Net Asset Value, at End of Period	$ 17.16	$ 19.47	$ 17.27	$ 15.98		$ 14.67

Total Return **	(7.15)%	17.90%	8.31%	14.38%	(a)	37.52%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,975	$ 9,835	$ 8,038	$ 3,574		$ 969
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	1.35%		1.35%
Ratio of Net Investment Income to Average Net Assets	0.69%	0.56%	0.42%	0.14%		0.10%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	0.87%		0.00%
Ratio of Net Investment Income to Average Net Assets	0.69%	0.56%	0.42%	0.62%		1.45%
Portfolio Turnover	24.60%	64.65%	74.23%	39.74%		82.56%

* Net Investment Income/Loss per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends  and is not annualized for periods of less than one year.

(a) Total return before the waiver of related party brokerage commissions of $392 is 14.38%.

The accompanying notes are an integral part of these financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Effective October 31, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No.48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No.109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended May 31, 2008 the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2004.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008

accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.  There were no reclassifications for the year ended May 31, 2008.

Fair Value Measurements: In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of May 31, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the year ended May 31, 2008, the Advisor earned $143,261.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount owed to the advisor at May 31, 2008 is $14,509.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the fund’s shares. Certain officers of the trust are also officers of QRS. QRS did not receive or waive any brokerage fees on execution of purchases and sales of the Fund’s investments during the year ended May 31, 2008.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008

Note 4. Capital Stock

At May 31, 2008, there were an unlimited number of shares authorized and 755,921 shares outstanding, each with no par value, and paid-in capital amounted to $12,322,520 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2008, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $6,516,467 and $2,235,869, respectively.  The aggregate cost of securities for federal income tax purposes at May 31, 2008 was $12,326,026.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended May 31, 2008 and fiscal year ended May 31, 2007 were as follows:

Distributions paid from:	May 31, 2008	May 31, 2007
Ordinary Income	$60,174	$56,414
Short-Term Capital Gain	109,398	72,657
Long-Term Capital Gain	369,204	258,578
	$538,776	$387,649

As of May 31, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary income	$18,641
Undistributed long-term capital gain	2,596
Unrealized appreciation	630,773
Net Total	$652,010

At May 31, 2008, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
1,860,886	(1,230,113)	630,773

The difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of Post-October losses, of $368,085.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2008, Pershing, LLC., for the benefit of its customers, owned 83.63% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Queens Road Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Queens Road Small Cap Value Fund (the “Fund”), a series of the Bragg Capital Trust as of May 31, 2008, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Queens Road Small Cap Value Fund, as of May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

July 25, 2008

Queens Road Small Cap Value Fund
Expense Illustration
May 31, 2008

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur ongoing costs which typically consist of  management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2007 through May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2007	May 31, 2008	December 1,2007 to May 31,2008

Actual	$1,000.00	$1,014.51	$6.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.25	$6.81

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

ADDITIONAL INFORMATION

MAY 31, 2008

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 39	Trustee, President Secretary	Unlimited; 5 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 40	Trustee, Chairman Treasurer	Unlimited; 5 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 53 [2]	Trustee	Unlimited; 5 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 37[1,2]	Trustee	Unlimited; 5 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 42[2]	Trustee	Unlimited; 5 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 46[1]	Trustee	Unlimited; 5 years	Colony Signature Bank, Exec.Vice President & COO (2007 – present) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1) Member of the Audit Committee of the Board of Trustees, which makes  recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services Ltd

826 Westpoint Parkway Suite 1250

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements.  Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import.  Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission.  The Funds undertake no obligation to update any forward looking statement.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:

Bragg Capital Trust

100 Queens Road

Charlotte, NC 28204

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert.  This is because no one on the board of trustees is deemed to be a financial expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2007

$ 17,990

FY 2008

$ 19,500

(b)

Audit-Related Fees

Registrant

FY 2007

$ 0

FY 2008

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2007

$ 2,585

FY 2008

$ 2,000

Nature of the fees:

For Excise Tax Return

(d)

All Other Fees

Registrant

FY 2007

$ 0

FY 2008

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The Audit Committee reviews the auditor engagement letter and recommends to the Board of Trustees whether or not to adopt the engagement letter and appoint the independent auditor to perform the services described in the engagement letter.

(2) Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY2007

$ 0

FY2008

$ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 15, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  See Item 2.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date August 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date August 5, 2008

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date August 5, 2008

* Print the name and title of each signing officer under his or her signature.